BANK NOTES PAYABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
SCHEDULE OF BANK NOTES PAYABLE

	March 31,	December 31,
	2025	2024

November 27, 2018 ($780,000) - JJ	$176,266	$209,090
September 14, 2021 ($197,000) - CC	149,077	155,976
April 22, 2022 ($195,000) - Cerritos	-	165,430
May 22, 2023 ($138,000) - BB	91,784	98,215
May 22, 2023 ($196,000) - CC	130,332	139,464
May 22, 2023 ($178,000) - DD	118,219	127,497
September 13, 2023 ($150,000) - Garden Grove	109,226	116,073
September 13, 2023 ($150,000) - Laguna	109,226	116,073
March 22, 2024 ($150,000) - YM	125,042	131,563
March 22, 2024 ($150,000) - YCT	125,042	131,563
December 20, 2024 ($250,000) - Ontario	239,155	250,000
January 30, 2024 ($500,000) - Yoshiharu	650,000	650,000
June 4, 2024 ($900,000) – YLV	762,015	823,017
Total bank notes payables	2,785,384	3,113,961

Less - current portion	(1,224,104)	(1,366,350)
Total bank notes payables, less current portion	$1,561,280	$1,747,611

	December 31,	December 31,
	2024	2023

November 27, 2018 ($780,000) - JJ	$209,090	$331,022
September 14, 2021 ($197,000) - CC	155,976	164,418
April 22, 2022 ($195,000) - Cerritos	165,430	174,492
May 22, 2023 ($138,000) - BB	98,215	121,951
May 22, 2023 ($196,000) - CC	139,464	173,169
May 22, 2023 ($178,000) - DD	127,497	158,309
September 13, 2023 ($150,000) - Garden Grove	116,073	141,484
September 13, 2023 ($150,000) - Laguna	116,073	141,484
March 22, 2024 ($150,000) - YM	131,563	-
March 22, 2024 ($150,000) - YCT	131,563	-
December 20, 2024 ($250,000) - Ontario	250,000	-
January 30, 2024 ($650,000) - Yoshiharu	650,000	-
June 4, 2024 ($900,000) – YLV	823,017	-
Total bank notes payables	3,113,961	1,406,329

Less - current portion	(1,366,350)	(414,378)
Total bank notes payables, less current portion	$1,747,611	$991,951

Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FUTURE MINIMUM PAYMENTS

The following table provides future minimum payments as of March 31, 2025:

For the years ended	Amount
2025 (remaining nine months)	$1,224,104
2026	530,450
2027	530,450
2028	411,896
2029	88,484
Thereafter	-

Total	$2,785,384

The following table provides future minimum payments as of December 31, 2024:

For the years ended	Amount
2025	$1,366,350
2026	507,260
2027	507,260
2028	409,267
2029	135,462
Thereafter	188,362

Total	$3,113,961